Loans, impaired loans and allowance for credit losses	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Loans, impaired loans and allowance for credit losses
8.	Loans, impaired loans and allowance for credit losses
(a) Loans at amortized cost

	As at
	January 31, 2020			October 31, 2019
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$268,670	$639	$268,031	$268,169	$680	$267,489
Personal loans	96,703	2,090	94,613	98,631	2,065	96,566
Credit cards	17,715	1,244	16,471	17,788	1,255	16,533
Business and government	214,212	1,048	213,164	212,972	1,077	211,895
Total	$597,300	$5,021	$592,279	$597,560	$5,077	$592,483
(b) Impaired loans
(1)(2)

	As at
	January 31, 2020			October 31, 2019
($ millions)	Gross impaired loans	Allowance for credit losses	Net	Gross impaired loans	Allowance for credit losses	Net
Residential mortgages	$1,614	$288	$1,326	$1,830	$325	$1,505
Personal loans	1,124	593	531	1,094	591	503
Credit cards	–	–	–	–	–	–
Business and government	2,032	656	1,376	2,211	679	1,532
Total	$4,770	$1,537	$3,233	$5,135	$1,595	$3,540
By geography:
Canada	$1,241	$384	$857	$1,133	$375	$758
United States	23	4	19	94	5	89
Mexico	528	189	339	485	178	307
Peru	613	309	304	642	332	310
Chile	811	170	641	844	180	664
Colombia	501	139	362	505	151	354
Other international	1,053	342	711	1,432	374	1,058
Total	$4,770	$1,537	$3,233	$5,135	$1,595	$3,540
(1)	Interest income recognized on impaired loans during the three months ended January 31, 2020 was $11 (October 31, 2019 – $12).
(2)	Additional interest income of approximately $81 would have been recorded if the above loans had not been classified as impaired (October 31, 2019–$92).

(c)	Allowance for credit losses
Key inputs and assumptions
The Bank’s allowance for credit losses is measured using a three-stage approach based on the extent of credit deterioration since origination. The calculation of the Bank’s allowance for credit losses is an output of complex models with a number of underlying assumptions regarding the choice of variable inputs and their interdependencies. Some of the key drivers include the following:

•	Changes in risk ratings of the borrower or instrument reflecting changes in their credit quality;

•	Changes in the volumes of transactions;

•
Changes in the forward-looking macroeconomic environment reflected in the variables used in the models such as GDP growth, unemployment rates, commodity prices, and house price indices, which are most closely related with credit losses in the relevant portfolio;

•	Changes in macroeconomic scenarios and the probability weights assigned to each scenario; and

•	Borrower migration between the three stages.
Multiple forward-looking scenarios
The Bank determines its allowance for credit losses using four probability-weighted forward-looking scenarios. Starting Q1, 2020 the Bank added a more severe pessimistic scenario. The base case represents the best estimate of future outcomes in the macroeconomic environment and is therefore the most heavily weighted scenario. The optimistic and the two pessimistic alternative scenarios reflect deviations from the base case.
The Bank considers both internal and external sources of information and data to achieve unbiased projections and forecasts in determining the allowance for credit losses. The Bank prepares the scenarios using forecasts generated by Scotiabank Economics (SE). The forecasts are generated using models whose outputs are modified by SE as necessary to formulate a ‘base case’ view of the most probable future direction of economic developments. The development of the baseline and alternative scenarios is overseen by a governance committee that consists of internal stakeholders from across the Bank. The final baseline and alternative scenarios reflect significant review and oversight, and incorporate judgment both in the determination of the scenarios’ forecasts and the probability weights that are assigned to them.

Allowance for credit losses
($ millions)	Balance as at October 31, 2019	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at January 31, 2020
Residential mortgages	$680	$50	$(23)	$(68)	$639
Personal loans	2,065	463	(410)	(28)	2,090
Credit cards	1,255	303	(304)	(10)	1,244
Business and government	1,139	110	(90)	(46)	1,113
	$5,139	$926	$(827)	$(152)	$5,086
Presented as:
Allowance for credit losses on loans	$5,077				$5,021
Allowance for credit losses on acceptances (1)	6				15
Allowance for credit losses on off-balance sheet exposures (2)	56				50
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at October 31, 2018	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at January 31, 2019
Residential mortgages	$678	$32	$(18)	$17	$709
Personal loans	2,109	366	(408)	44	2,111
Credit cards	1,213	225	(257)	31	1,212
Business and government	1,147	62	(49)	(3)	1,157
	$5,147	$685	$(732)	$89	$5,189
Presented as:
Allowance for credit losses on loans	$5,065				$5,111
Allowance for credit losses on acceptances (1)	8				9
Allowance for credit losses on off-balance sheet exposures (2)	74				69
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Allowance for credit losses on loans	As at January 31, 2020
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$133	$218	$288	$639
Personal loans	619	878	593	2,090
Credit cards	407	837	–	1,244
Business and government	160	236	652	1,048
Total (1)	$1,319	$2,169	$1,533	$5,021
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $7 4 .

	As at October 31, 2019
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$126	$229	$325	$680
Personal loans	609	865	591	2,065
Credit cards	424	831	–	1,255
Business and government	153	245	679	1,077
Total (1)	$1,312	$2,170	$1,595	$5,077
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $ 6 8 .

	As at January 31, 2019
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$121	$226	$362	$709
Personal loans	596	875	640	2,111
Credit cards	410	802	–	1,212
Business and government	152	249	678	1,079
Total (1)	$1,279	$2,152	$1,680	$5,111
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $ 88 .

The following table presents the changes to the allowance for credit losses on loans.

	As at January 31, 2020				As at January 31, 2019
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$126	$229	$325	$680	$112	$206	$360	$678
Provision for credit losses
Remeasurement (1)	(8)	10	14	16	(24)	8	29	13
Newly originated or purchased financial assets	6	–	–	6	23	–	–	23
Derecognition of financial assets and maturities	–	(2)	–	(2)	(1)	(3)	–	(4)
Changes in models and methodologies	7	6	17	30	–	–	–	–
Transfer to (from):
Stage 1	15	(13)	(2)	–	12	(11)	(1)	–
Stage 2	(5)	24	(19)	–	(5)	28	(23)	–
Stage 3	–	(11)	11	–	–	(9)	9	–
Gross write-offs	–	–	(30)	(30)	–	–	(20)	(20)
Recoveries	–	–	7	7	–	–	2	2
Foreign exchange and other movements	(8)	(25)	(35)	(68)	4	7	6	17
Balance at end of period (2)	$133	$218	$288	$639	$121	$226	$362	$709
Personal loans
Balance at beginning of period	$609	$865	$591	$2,065	$578	$887	$644	$2,109
Provision for credit losses
Remeasurement (1)	(142)	151	342	351	(152)	140	304	292
Newly originated or purchased financial assets	98	–	–	98	118	–	–	118
Derecognition of financial assets and maturities	(24)	(27)	–	(51)	(19)	(25)	–	(44)
Changes in models and methodologies	16	33	16	65	–	–	–	–
Transfer to (from):
Stage 1	131	(128)	(3)	–	108	(107)	(1)	–
Stage 2	(51)	68	(17)	–	(46)	66	(20)	–
Stage 3	(1)	(89)	90	–	(1)	(79)	80	–
Gross write-offs	–	–	(476)	(476)	–	–	(480)	(480)
Recoveries	–	–	66	66	–	–	72	72
Foreign exchange and other movements	(17)	5	(16)	(28)	10	(7)	41	44
Balance at end of period (2)	$619	$878	$593	$2,090	$596	$875	$640	$2,111
Credit cards
Balance at beginning of period	$424	$831	$–	$1,255	$401	$812	$–	$1,213
Provision for credit losses
Remeasurement (1)	(75)	123	205	253	(68)	108	170	210
Newly originated or purchased financial assets	46	–	–	46	46	–	–	46
Derecognition of financial assets and maturities	(16)	(15)	–	(31)	(14)	(17)	–	(31)
Changes in models and methodologies	6	29	–	35	–	–	–	–
Transfer to (from):
Stage 1	62	(62)	–	–	69	(69)	–	–
Stage 2	(34)	34	–	–	(32)	32	–	–
Stage 3	–	(78)	78	–	–	(70)	70	–
Gross write-offs	–	–	(361)	(361)	–	–	(312)	(312)
Recoveries	–	–	57	57	–	–	55	55
Foreign exchange and other movements	(6)	(25)	21	(10)	8	6	17	31
Balance at end of period (2)	$407	$837	$–	$1,244	$410	$802	$–	$1,212
Business and government
Balance at beginning of period	$191	$263	$679	$1,133	$173	$291	$675	$1,139
Provision for credit losses
Remeasurement (1)	(15)	9	102	96	(16)	12	69	65
Newly originated or purchased financial assets	39	–	–	39	39	–	–	39
Derecognition of financial assets and maturities	(32)	(7)	(5)	(44)	(27)	(8)	(7)	(42)
Changes in models and methodologies	13	9	–	22	–	–	–	–
Transfer to (from):
Stage 1	8	(8)	–	–	30	(30)	–	–
Stage 2	(3)	3	–	–	(5)	7	(2)	–
Stage 3	(2)	(4)	6	–	–	(2)	2	–
Gross write-offs	–	–	(96)	(96)	–	–	(65)	(65)
Recoveries	–	–	6	6	–	–	16	16
Foreign exchange and other movements	(2)	(16)	(40)	(58)	3	2	(9)	(4)
Balance at end of period including off-balance sheet exposures (2)	$197	$249	$652	$1,098	$197	$272	$679	$1,148
Less: Allowance for credits losses on off-balance sheet exposures (3)	(37)	(13)	–	(50)	(45)	(23)	(1)	(69)
Balance at end of period (2)	$160	$236	$652	$1,048	$152	$249	$678	$1,079

(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Interest income on impaired loans for residential mortgages, personal and credit cards, and business and government loans totaled $81 (October 31, 2019–$92).
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

(d)	Carrying value of exposures by risk rating

Residential mortgages	As at January 31, 2020				As at October 31, 2019
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$155,542	$435	$–	$155,977	$151,824	$405	$–	$152,229
Low	60,443	425	–	60,868	61,317	489	–	61,806
Medium	14,113	962	–	15,075	14,476	1,059	–	15,535
High	989	2,850	–	3,839	1,404	3,309	–	4,713
Very high	9	1,632	–	1,641	11	1,728	–	1,739
Loans not graded (2)	25,893	3,763	–	29,656	26,497	3,820	–	30,317
Default	–	–	1,614	1,614	–	–	1,830	1,830
Total	$256,989	$10,067	$1,614	$268,670	$255,529	$10,810	$1,830	$268,169
Allowance for credit losses	133	218	288	639	126	229	325	680
Carrying value	$256,856	$9,849	$1,326	$268,031	$255,403	$10,581	$1,505	$267,489
(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at January 31, 2020				As at October 31, 2019
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$29,983	$78	$–	$30,061	$29,988	$92	$–	$30,080
Low	26,838	259	–	27,097	26,928	263	–	27,191
Medium	8,785	411	–	9,196	8,961	396	–	9,357
High	7,423	3,753	–	11,176	7,472	3,617	–	11,089
Very high	47	1,434	–	1,481	44	1,604	–	1,648
Loans not graded (2)	14,544	2,024	–	16,568	15,973	2,199	–	18,172
Default	–	–	1,124	1,124	–	–	1,094	1,094
Total	$87,620	$7,959	$1,124	$96,703	$89,366	$8,171	$1,094	$98,631
Allowance for credit losses	619	878	593	2,090	609	865	591	2,065
Carrying value	$87,001	$7,081	$531	$94,613	$88,757	$7,306	$503	$96,566
(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at January 31, 2020				As at October 31, 2019
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$1,551	$8	$–	$1,559	$1,509	$9	$–	$1,518
Low	2,663	20	–	2,683	2,580	17	–	2,597
Medium	3,719	32	–	3,751	3,688	34	–	3,722
High	3,153	1,459	–	4,612	3,139	1,424	–	4,563
Very high	22	823	–	845	23	735	–	758
Loans not graded (1)	2,753	1,512	–	4,265	3,217	1,413	–	4,630
Default	–	–	–	–	–	–	–	–
Total	$13,861	$3,854	$–	$17,715	$14,156	$3,632	$–	$17,788
Allowance for credit losses	407	837	–	1,244	424	831	–	1,255
Carrying value	$13,454	$3,017	$–	$16,471	$13,732	$2,801	$–	$16,533
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at January 31, 2020				As at October 31, 2019
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$78,790	$–	$–	$78,790	$77,614	$1	$–	$77,615
Low	17,982	1	–	17,983	17,787	–	–	17,787
Medium	6,233	88	–	6,321	6,218	80	–	6,298
High	2,401	501	–	2,902	2,408	462	–	2,870
Very high	13	12	–	25	12	64	–	76
Loans not graded (1)	14,585	4,086	–	18,671	11,167	2,673	–	13,840
Default	–	–	–	–	–	–	–	–
Carrying value	$120,004	$4,688	$–	$124,692	$115,206	$3,280	$–	$118,486
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at January 31, 2020				As at October 31, 2019
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$107,546	$1,209	$–	$108,755	$105,033	$1,025	$–	$106,058
Non-investment grade	91,795	6,963	–	98,758	93,117	6,527	–	99,644
Watch list	56	2,508	–	2,564	53	2,957	–	3,010
Loans not graded (2)	2,014	89	–	2,103	1,962	87	–	2,049
Default	–	–	2,032	2,032	–	–	2,211	2,211
Total	$201,411	$10,769	$2,032	$214,212	$200,165	$10,596	$2,211	$212,972
Allowance for credit losses	160	236	652	1,048	153	245	679	1,077
Carrying value	$201,251	$10,533	$1,380	$213,164	$200,012	$10,351	$1,532	$211,895
(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at January 31, 2020				As at October 31, 2019
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$175,870	$1,953	$–	$177,823	$176,926	$980	$–	$177,906
Non-investment grade	54,345	3,863	–	58,208	55,238	4,225	–	59,463
Watch list	9	621	–	630	8	774	–	782
Loans not graded (2)	3,214	210	–	3,424	1,808	207	–	2,015
Default	–	–	128	128	–	–	153	153
Total	$233,438	$6,647	$128	$240,213	$233,980	$6,186	$153	$240,319
Allowance for credit losses	37	13	–	50	38	18	–	56
Carrying value	$233,401	$6,634	$128	$240,163	$233,942	$6,168	$153	$240,263
(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

(e)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy.

	As at January 31, 2020				As at October 31, 2019
($ millions)	31-60 days	61-90 days	91 days and greater (2)	Total	31-60 days	61-90 days	91 days and greater (2)	Total
Residential mortgages	$1,101	$525	$–	$1,626	$1,128	$526	$–	$1,654
Personal loans	592	340	–	932	624	330	–	954
Credit cards	261	175	416	852	278	179	417	874
Business and government	149	55	–	204	188	89	–	277
Total	$2,103	$1,095	$416	$3,614	$2,218	$1,124	$417	$3,759
(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

(f)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition.

The following table provides details of such assets:

	As at
($ millions)	January 31 2020	October 31 2019
Unpaid principal balance (1)	$448	$489
Credit related fair value adjustments	(111)	(125)
Carrying value	337	364
Stage 3 allowance	(10)	(9)
Carrying value net related allowance	$327	$355
(1)	Represents principal amount owed net of write-offs.